Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 3,939	€ 4,091	€ 2,490
VAT receivable	1,171	1,055
Prepaid expenses	2,560	2,981
Other receivables	1,418	2,741
Other current assets	€ 9,088	€ 10,868